Income Taxes - Schedule of valuance allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Balance at December 31, 2021	$ (163,394)
Utilization of net operating losses against taxable income	23,654
Increase in net deferred taxes	(39,912)
Balance at December 31, 2022	$ (179,652)